EQUITY - ATM offering (Details) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
EQUITY
Other Receivable for ATM proceeds		$ 0	$ 762
At-the-Market offering ("ATM")
EQUITY
ATM proceeds received in settlement of other receivable		762
Net proceeds from issuance		16,474	26,988
At-the-Market offering ("ATM") | ADS
EQUITY
ATM proceeds received in settlement of other receivable		762
Gross proceeds from issuance	$ 28,608	16,984	28,608
Net proceeds from issuance	27,403	16,295	$ 27,403
Sales Commissions	858	510
Other fees and expenses	347	$ 179
Other Receivable for ATM proceeds	$ 762
Issuance of shares on offering	731,843	284,719	731,843